GOODWILL AND INTANGIBLE ASSETS - Estimated amortization expense (Details) € in Thousands	Dec. 31, 2020 EUR (€)
GOODWILL AND INTANGIBLE ASSETS
2021	€ 113
2022	106
2023	94
2024	87
2025	87
Total	€ 488